Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000191032 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191032 | Top10HoldingPeople's Republic of ChinaBNY-BV89191
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191032 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000191032 | Top10HoldingGovernment of Japan Treasury BillsBNY-BWXHRH7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191032 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191032 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191032 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000191032 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191032 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191032 | Top10HoldingGovernment of MalaysiaBNY-BRXBQF5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191032 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000191032 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191032 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000191032 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191032 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000191032 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191032 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191032 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191032 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191032 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191033 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191033 | Top10HoldingPeople's Republic of ChinaBNY-BV89191
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191033 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000191033 | Top10HoldingGovernment of Japan Treasury BillsBNY-BWXHRH7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191033 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191033 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191033 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000191033 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191033 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191033 | Top10HoldingGovernment of MalaysiaBNY-BRXBQF5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191033 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000191033 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191033 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000191033 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191033 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000191033 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191033 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191033 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191033 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191034 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191034 | Top10HoldingPeople's Republic of ChinaBNY-BV89191
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191034 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000191034 | Top10HoldingGovernment of Japan Treasury BillsBNY-BWXHRH7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000191034 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191034 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000191034 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000191034 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191034 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191034 | Top10HoldingGovernment of MalaysiaBNY-BRXBQF5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000191034 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000191034 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191034 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000191034 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191034 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000191034 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000191034 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000191034 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191034 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218089 | Top10HoldingGovernment of JapanBNY-BR51DF2
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218089 | Top10HoldingPeople's Republic of ChinaBNY-BV89191
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218089 | Top10HoldingUnited Kingdom GiltBNY-BVP9978
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218089 | Top10HoldingGovernment of Japan Treasury BillsBNY-BWXHRH7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218089 | Top10HoldingItaly Buoni Poliennali Del TesoroBNY-BSNNZ95
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218089 | Top10HoldingRepublic of SingaporeBNY-BD1RC15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000218089 | Top10HoldingRepublic of IndonesiaBNY-BL53JN6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218089 | Top10HoldingGovernment of CanadaBNY-BPP4M94
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218089 | Top10HoldingDeutsche BundesrepublikBNY-BLM7VX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218089 | Top10HoldingGovernment of MalaysiaBNY-BRXBQF5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218089 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000218089 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000218089 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000218089 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218089 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218089 | China
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218089 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218089 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218089 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%